Intangible assets and goodwill (Details Text)	Dec. 31, 2017	Dec. 31, 2016
Intangible assets and goodwill (Details Text)
Calculation uses cash-flow predictions based on financial budgets approved by management, with a terminal growth rate	7.10%	7.60%
The forecast cash flows have been discounted at a rate	13.60%	12.90%
Software
Intangible assets and goodwill (Details Text)
Rate of amortization	20.00%
Customer portfolio
Intangible assets and goodwill (Details Text)
Rate of amortization	20.00%
Others
Intangible assets and goodwill (Details Text)
Rate of amortization	20.00%